Average Annual Total Returns (Vanguard Telecommunication Services Index Fund Retail)	Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Telecommunication Services Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Telecommunication Services 25 50 Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Telecommunication Services 25 50 Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.33%	23.19%	14.66%	14.68%	24.12%	24.12%
Five Years	17.06%	16.42%	13.92%	13.51%	none	13.41%
Since Inception	8.56%	8.05%	7.00%	7.93%		7.87%